SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 6) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	$ 3,284,000	$ 3,980,000
Cheviot Financial Corp | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	16,500,000	20,600,000
Real estate acquired through foreclosure	3,300,000	4,000,000
Cheviot Financial Corp | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	3,300,000	3,300,000
Cheviot Financial Corp | Historic Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure		$ 721,000